Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales revenues	$ 76,589	$ 84,638	$ 77,884
Cost of sales	(45,732)	(52,184)	(51,198)
Gross profit	30,857	32,454	26,686
Income (expenses)
Selling expenses	(4,476)	(3,827)	(3,614)
General and administrative expenses	(2,124)	(2,239)	(2,656)
Exploration costs	(799)	(524)	(800)
Research and development expenses	(576)	(641)	(572)
Other taxes	(619)	(670)	(1,789)
Impairment of assets	(2,848)	(2,005)	(1,191)
Other income and expenses	1,199	(5,760)	(5,511)
Income (expenses)	(10,243)	(15,666)	(16,133)
Income before finance income (expense), results in equity-accounted investments and income taxes	20,614	16,788	10,553
Finance income	1,330	2,381	928
Finance expenses	(7,086)	(5,675)	(7,006)
Foreign exchange gains (losses) and inflation indexation charges	(3,008)	(3,190)	(3,641)
Net finance income (expense)	(8,764)	(6,484)	(9,719)
Results of equity-accounted investments	153	523	673
Net income before income taxes	12,003	10,827	1,507
Income taxes	(4,200)	(4,256)	(1,697)
Net income (loss) from continuing operations for the year	7,803	6,571	(190)
Net income from discontinued operations for the year	2,560	843	359
Net income for the year	10,363	7,414	169
Non-controlling interests	212	241	260
Net income (loss) from continuing operations	143	(1)	157
Net income from discontinued operations	69	242	103
Net income (loss) attributable to shareholders of Petrobras	10,151	7,173	(91)
Net income (loss) from continuing operations	7,660	6,572	(347)
Net income from discontinued operations	$ 2,491	$ 601	$ 256
Basic and diluted earnings per common and preferred share - in U.S. dollars	$ 0.78	$ 0.55	$ (0.01)